RESULTS BY NATURE	12 Months Ended
Dec. 31, 2022
RESULTS BY NATURE
RESULTS BY NATURE
30.	INCOME (EXPENSES) BY NATURE

	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of sales (1)
Personnel expenses	(1,467,896)	(1,174,460)	(997,080)
Costs of raw materials, materials and services	(11,463,862)	(8,731,670)	(7,533,152)
Logistics costs	(4,795,161)	(4,328,046)	(4,156,096)
Depreciation, depletion and amortization	(6,406,610)	(5,988,248)	(5,773,088)
Other	(687,759)	(393,164)	(506,915)
	(24,821,288)	(20,615,588)	(18,966,331)
Selling expenses
Personnel expenses	(244,681)	(219,590)	(205,636)
Services	(146,184)	(121,568)	(114,143)
Logistics costs	(1,065,416)	(947,551)	(852,562)
Depreciation and amortization	(951,626)	(944,361)	(905,880)
Other (2)	(75,287)	(58,652)	(96,431)
	(2,483,194)	(2,291,722)	(2,174,652)

General and administrative expenses
Personnel expenses	(1,039,733)	(984,513)	(862,308)
Services	(378,986)	(330,727)	(311,975)
Depreciation and amortization	(101,764)	(103,867)	(78,275)
Other (3)	(189,284)	(158,802)	(190,634)
	(1,709,767)	(1,577,909)	(1,443,192)

Other operating (expenses) income net
Rents and leases	2,164	3,321	4,303
Results from sales of other products, net	58,880	31,865	56,791
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net (4)	(509)	413,052	11,548
Result from fair value adjustments of biological assets	1,199,759	763,091	466,484
Depletion and amortization (5)	52,110	(5,187)	(15,537)
Tax credits - gains in tax lawsuits (exclusion of ICMS from the PIS/COFINS calculation basis) (6)	(1,324)	441,880
Provision for judicial liabilities (7)	(156,243)
Other operating income (expenses), net	(33,121)	45	7,561
	1,121,716	1,648,067	531,150

1)	Includes R$525,882 related to maintenance downtime, costing (R$227,562 as at December 31, 2021).
2)	Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
3)

Includes, substantially, corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation. As at December 31, 2021, includes R$25,285 and as at December 31, 2020, includes R$89,666 related to COVID-19 social actions.

4)	As at December 31, 2021 mainly represents the net gain on the sale of rural properties and forests to Turvinho and Bracell.
5)	Does not include R$18,887, related to the amortization of fair value adjustments recognized as financial expenses (Note 26) (R$5,543 as at December 31, 2021 and R$38,826 as at December 31,2020).

6)	As at December 31, 2021, refers to the recognition of (i) R$454,318, related to the tax credit and (ii) R$12,438 related to the provision for legal fees.

7)	Comparative period balances were classified as Cost of sales and General and administrative expenses.